Retirement Benefits Assumed Health Care Cost Trend Rates (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.09%	7.57%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.41%	5.42%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018